BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred Stock, Shares Issued	0	0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	20,085,119	20,085,119
Common stock shares outstanding	20,085,119	20,085,119